Related Party Transactions (Details) - Schedule of general support services provided to the related party - Nukkleus Inc.[Member] - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Service provided to:
Service provided to related parties	$ 4,800,000	$ 4,800,000	$ 9,600,000	$ 9,600,000
Service received from:
Service received from related parties	4,725,000	4,725,000	9,450,000	9,450,000
TCM [Member]
Service provided to:
Service provided to related parties	4,800,000	4,800,000	9,600,000	9,600,000
FXDIRECT [Member]
Service received from:
Service received from related parties	$ 4,725,000	$ 4,725,000	$ 9,450,000	$ 9,450,000